Note 7 - Property and equipment, net: Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Property, Plant and Equipment

	As of December 31, 2025	As of December 31, 2024

Buildings	$7,098,025	$6,328,381
Office equipment	878,795	847,955
Operation equipment	2,142,738	1,605,896
Subtotal	10,119,558	8,782,232
Less: accumulated depreciation	(2,985,971)	(2,609,056)
Total	$7,133,587	$6,173,176